INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES
25	INCOME TAXES

The components of income taxes recognized in the consolidated statements of financial position are as follows:

	As at	As at
	December 31,	December 31,
	2024	2023
Income taxes payable	(463)	(917)
Deferred income tax liabilities	(680)	(852)

25	INCOME TAXES (CONTINUED)

The components of income taxes recognized in the consolidated statements of loss and comprehensive loss are as follows:

	Year Ended December 31,
	2024	2023
Current year	1,425	1,351
Adjustment in respect of prior years	(2,806)	(93)
Current income taxes expense (recovery)	(1,381)	1,258
Deferred income tax	(172)	(348)
Deferred income tax recovery	(172)	(348)
Total income tax expense (recovery)	(1,553)	910

There is no income tax expense recognized in other comprehensive income loss.

	As at	As at
	December 31,	December 31,
	2024	2023
Deferred tax assets
Lease obligations on right of use assets	777	649
Non-capital losses carried forward	39	348

Deferred tax liabilities
Goodwill and intangible assets	(681)	(852)
Right-of-use assets	(776)	(649)
Convertible debt	—	(348)
Property and equipment	(39)	—
Deferred income tax liabilities	(680)	(852)

The reasons for the difference between the actual tax charge for the year and the standard rate of Company tax applied to profits for the year are as follows:

	Year Ended December 31,
	2024	2023
Consolidated loss before taxes	(6,700)	(2,926)
Effective tax rate	26.5%	26.5%
Effective income tax expense (recovery)	(1,776)	(775)
Effect of tax rate in foreign jurisdictions	736	197
Non-deductible and non-taxable items	293	394
Change in tax benefits not recognized	1,999	1,187
Adjustment of prior year tax payable	(118)	(93)
Change in estimate for tax refunds in Malta	(2,687)	—
Total income tax expense (recovery)	(1,553)	910

25	INCOME TAXES (CONTINUED)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Year Ended December 31,
	2024	2023
Income tax losses - Canada	37,247	33,350
Capital tax losses - Canada	27,727	28,062
Income tax losses - United Kingdom	1,595	1,076
Income tax losses - Malta	142	142
Income tax losses - USA	—	412
Income tax losses - Israel	168	—
Income tax losses - Isle of Man	231	—
Income tax losses - Gibraltar	88	—
Property and equipment	838	1,935
Goodwill	320	1,175
Intangibles	25,820	11,850
Capital lease liability	184	45
Share issuance costs	467	1,523
Restricted interest expenses in Canada	2,251	—
Total unrecognized deductible temporary differences	97,078	79,570

The portion of the income tax losses related to Canada which have a limited carry-forward period expire in the years 2026 to 2044 as follows:

2026	101
2027	946
2028	878
2029	326
2030	219
2031	1,141
2032	1,664
2033	2,381
2034	1,161
2035	2,953
2036	1,547
2037	3,035
2038	1,834
2039	2,101
2040	3,126
2041	3,896
2042	2,494
2043	3,072
2044	4,373
37,248

25	INCOME TAXES (CONTINUED)

The United Kingdom losses are carried forward indefinitely unless subject to certain restrictions. Share issuance costs will be fully amortized in 2027 while other deductible temporary differences do not expire under current income tax legislation. Deferred income tax assets were not recognized in respect of these items because it is not probable that future taxable income will be available to the Company to utilize the benefits.